Commitments and Contingencies (Narrative) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Loss Contingencies [Line Items]
Loans repurchased	$ 1,730	$ 160
Operating lease rent expense	$ 5,210	$ 5,620	$ 5,320
Minimum
Loss Contingencies [Line Items]
Operating lease agreements, renewal term	1 year
Maximum
Loss Contingencies [Line Items]
Operating lease agreements, renewal term	5 years